                          MET INVESTORS SERIES TRUST

                  OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

                       SUPPLEMENT DATED JUNE 7, 2007 TO
                       PROSPECTUSES DATED APRIL 30, 2007

This Supplement is made as of June 7, 2007 to the Prospectuses of Met Investors Series Trust dated April 30, 2007.

Effective on July 1, 2007, the following replaces in its entirety the information appearing under the heading "MANAGEMENT--The
Advisers--OppenheimerFunds, Inc." in the Prospectuses:

OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts.

  . MARC L. BAYLIN, CFA, Portfolio Manager, joined Oppenheimer on September 6, 2005 as a Vice President. Prior to joining Oppenheimer, he was Managing Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to August 2005 and was a Vice President of T. Rowe Price where he was an analyst from June 1993 and a portfolio manager from March 1999 to June 2002.

Date: June 7, 2007

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


                          MET INVESTORS SERIES TRUST

                  OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

                       SUPPLEMENT DATED JUNE 7, 2007 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007

This Supplement is made as of June 7, 2007 to the Statement of Additional Information ("SAI") of Met Investors Series Trust dated April 30, 2007.

Effective on July 1, 2007, the following replaces in its entirety the information appearing in Appendix C to the SAI with respect to Oppenheimer Capital Appreciation Portfolio:

The Adviser has provided the Trust with the following information regarding the Portfolio's portfolio managers identified in the Trust's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2006 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2006. As of December 31, 2006, no portfolio manager identified in the Prospectus beneficially owned equity securities of the Portfolio for which he or she serves as portfolio manager.

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


                          MET INVESTORS SERIES TRUST
                  OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                            OPPENHEIMER FUNDS, INC.


(a)(1) Portfolio
   Manager's
    Name (as
   listed in      (a)(2) Number of other accounts managed within each category and
  Prospectus)      the total assets in the accounts managed within each category
------------------------------------------------------------------------------------
                             (A)                      (B)
                         Registered               Other Pooled            (C)
                         Investment                Investment            Other
                          Companies                 Vehicles           Accounts*
                 -------------------------------------------------------------------
                  Number                      Number                 Number
                    of                          of                     of    Total
                 Accounts    Total Assets    Accounts Total Assets  Accounts Assets
-                -------------------------------------------------------------------
  Marc Baylin       6     $12,725,458,880.63    1     $7,647,282.76    0       $0

(a)(1) Portfolio
   Manager's       (a)(3) For each of the categories in (a)(2)
    Name (as     Number of accounts and the total assets in the
   listed in     accounts with respect to which the advisory fee is
  Prospectus)        based on the performance of the account
-------------------------------------------------------------------
                       (A)                (B)
                   Registered        Other Pooled         (C)
                   Investment         Investment         Other
                    Companies          Vehicles        Accounts
                 --------------------------------------------------
                  Number             Number          Number
                    of       Total     of    Total     of    Total
                 Accounts    Assets Accounts Assets Accounts Assets
-                --------------------------------------------------
  Marc Baylin

  * Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

(A)(4) DESCRIPTION OF ANY MATERIAL CONFLICTS

As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or she may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or she may manage funds or accounts with different investment objectives and strategies.

(B) COMPENSATION

The Portfolio's Portfolio Manager is employed and compensated by the Manager, not the Portfolio. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in

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


regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Portfolio is Lipper Large Cap Growth Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Portfolio's assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Manager. The compensation structure of the other funds managed by the Portfolio Manager is the same as the compensation structure of the Portfolio, described above.

(C) OWNERSHIP OF SECURITIES SEE ATTACHED LIST OF INSURANCE PRODUCTS OFFERED BY METLIFE.

     Portfolio            $1-   $10,001- $50,001- $100,001- $500,001-     over
      Manager      none $10,000 $ 50,000 $100,000 $500,000  $1,000,000 $1,000,000
  ---------------  ---- ------- -------- -------- --------- ---------- ----------
  Marc Baylin       X

Date: June 7, 2007

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